Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Investments in associates and joint ventures
Set out below the associates and joint ventures of the Group as of December 31, 2022 and 2021.

Entity	2021	Equity	Equity in earnings	Other comprehensive income	Goodwill (i)	2022

Equity-accounted method
Associates (ii.a)	790,744	(24,257)	(10,930)	(7,251)	—	748,306
Joint ventures (ii.b)	1,197	69	(1,235)	(31)	—	—
Measured at fair value
Associates (iii)	1,221,424	356,302	(54,301)	—	—	1,523,425
Total	2,013,365	332,114	(66,466)	(7,282)	—	2,271,731

Entity	2020	Equity	Equity in earnings	Other comprehensive income	Goodwill (i)	2021

Equity-accounted method
Associates (ii.a)	697,924	33,036	(5,862)	(20,641)	86,287	790,744
Joint ventures (ii.b)	1,983	—	(1,848)	1,062	—	1,197
Measured at fair value
Associates (iii)	—	1,174,133	47,291	—	—	1,221,424
Total	699,907	1,207,169	39,581	(19,579)	86,287	2,013,365

(i)Refers to acquisitions of associates and joint ventures. The goodwill recognized includes the amount of expected synergies arising from the investments and includes an element of contingent consideration.
(ii)As of December 31, 2022 and December 31, 2021,, includes the interests in the total and voting capital of the following companies: (a) Associates - Wealth High Governance Holding de Participações S.A. (49.9% of the total and voting capital on December 31, 2022 and 2021); Primo Rico Mídia, Educacional e Participações Ltda. (29.26% of the total and voting capital on December 31, 2022 and 2021); NK112 Empreendimentos e Participações S.A. (49.9% of the total and voting capital on December 31, 2022 and 2021);(b) Joint ventures - the Group’s stake in DuAgro was sold to the market during the last quarter of 2022.
(iii)As mentioned in Note 2 (iv)(c), the Group measures the investments held through our investment funds at fair value. The fair value of investments is presented in the statement of income as Net income/(loss) from financial instruments at fair value through profit or loss. Contingent consideration amounts related to the investments at fair value held through our investment funds are presented in Note 20.